Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net income	$ 475,172	$ 2,190,661
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	187,305	121,817
Imputed interest expenses	18,146	28,553
Right of use lease asset	254,354	271,988
Inventory reserve provision	83,419
Loss on asset disposal		145
Changes in operating assets and liabilities:
Accounts receivable	3,731,422	(3,342,794)
Inventories	(1,054,574)	(224,043)
Advances to suppliers	2,756,002	1,948,325
Prepaid expenses	(25,000)	(115,017)
Other receivables	(60,832)	(69,801)
Loan receivable	167,429
Accounts payable	(576,122)	(325,467)
Accrued expenses and other current liabilities	(109,871)	145,677
Advances from customers	(325,968)	175,253
Tax payable	(66,168)	408,227
Net cash provided by operating activities	5,454,714	1,213,524
Cash Flows from Investing Activities:
Purchases of property, plant, and equipment	(389,532)	(172,192)
Fixed deposit	(3,954,794)
Net cash used in investing activities	(4,344,326)	(172,192)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	1,443,356	3,992,074
Repayments on short-term borrowings	(2,446,488)	(4,344,422)
Proceeds from related parties	9,132,977	14,769,886
Payments to related parties	(9,301,896)	(14,255,139)
Proceeds(repayment) of notes payable		30,868
Proceeds from long-term bank loans	5,131,230	765,538
Repayments on long-term bank loans	(4,578,204)	(342,934)
Net cash (used in) provided by financing activities	(619,025)	615,871
Effect of exchange rate changes on cash	(284,958)	(305,645)
Net increase in cash and cash equivalents	206,405	1,351,558
Cash and cash equivalents at the beginning of period	7,067,247	5,174,693
Cash and cash equivalents at the end of period	7,273,652	6,526,251
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheet
Cash and cash equivalents	5,773,428	6,496,392
Restricted cash	1,500,224	29,859
Cash and cash equivalents at the end of year	7,273,652	6,526,251
Supplemental disclosures of cash flows information:
Cash paid for income taxes		94,541
Cash paid for interest	$ 218,050	$ 217,398